Share-based payment arrangements - Reconciliation of outstanding share options (Details) - Employee Stock - 2018 LTIP	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares USD ($)
Share-based payment arrangements
Outstanding at Beginning of period (in shares) | $	26,919,615	31,269,448
Outstanding at Beginning of period (in shares) | $		26,919,515
Forfeited during the year (in shares) | $	(684,911)	(178,086)
Exercised during the year (in shares) | $	(8,183,416)	(6,905,117)
Granted during the year (in shares) | $	2,007,230	2,733,370
Rollover grants in connection with acquisition (Note 4) (in shares) | shares	5,257,209
Outstanding at end of period (in shares) | $	25,315,627	26,919,615
Options exercisable at end of period (in shares) | $	17,033,826	17,453,214
Outstanding at Beginning of period (in dollars per share)	$ 1.59	$ 0.94
Outstanding at Beginning of period (in dollars per share)		1.90
Forfeited during the year (in dollars per share)	(7.03)	$ (1.10)
Exercised during the year (in dollars per share)	(0.43)	(0.31)
Granted during the year (in dollars per share)	6.57	8.35
Rollover grants in connection with acquisition (Note 4) (in dollars per share)	9.98
Outstanding at end of period (in dollars per share)	4.24	1.59
Options exercisable at end of period (in dollars per share)	$ 3.68	$ 0.24